Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2016	2015
Deferred tax assets:
NOL carryover	$3,235,490	$2,382,020
Impairments	33,931	33,931
Warrants	498,575	498,575
Valuation allowance	(3,767,996)	(2,914,526)
Net deferred tax asset	$-	$-